Segment and Geographic Area Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Operating Results and Assets of Alcoa's Reportable Segments

The operating results of Alcoa Corporation’s reportable segments were as follows (differences between segment totals and combined totals are in Corporate):

	Bauxite	Alumina	Aluminum	Cast Products	Energy	Rolled Products	Total
Third quarter ended September 30, 2016
Sales:
Third-party sales—unrelated party	$93	$585	$—	$1,040	$77	$237	$2,032
Third-party sales—related party	—	—	—	254	—	—	254
Intersegment sales	192	317	918	91	41	—	1,559

Total sales	$285	$902	$918	$1,385	$118	$237	$3,845

Profit and loss:
Equity (loss) income	$—	$(9)	$5	$(2)	$—	$(10)	$(16)
Depreciation, depletion, and amortization	21	48	72	10	15	5	171
Income taxes	22	7	(9)	15	7	(3)	39
After-tax operating income (ATOI)	55	16	10	44	23	(9)	139
Third quarter ended September 30, 2015
Sales:
Third-party sales—unrelated party	$26	$878	$2	$1,163	$88	$238	$2,395
Third-party sales—related party	—	—	—	231	2	1	234
Intersegment sales	305	396	1,132	15	74	—	1,922

Total sales	$331	$1,274	$1,134	$1,409	$164	$239	$4,551

Profit and loss:
Equity loss	$—	$(9)	$(2)	$(5)	$—	$(8)	$(24)
Depreciation, depletion, and amortization	23	48	77	10	15	6	179
Income taxes	30	52	(59)	10	14	7	54
ATOI	75	133	(96)	28	32	7	179

	Bauxite	Alumina	Aluminum	Cast Products	Energy	Rolled Products	Total
Nine months ended September 30, 2016
Sales:
Third-party sales—unrelated party	$224	$1,682	$15	$3,112	$208	$683	$5,924
Third-party sales—related party	—	—	—	752	1	—	753
Intersegment sales	549	930	2,807	197	127	—	4,610

Total sales	$773	$2,612	$2,822	$4,061	$336	$683	$11,287

Profit and loss:
Equity (loss) income	$—	$(30)	$12	$(5)	$—	$(31)	$(54)
Depreciation, depletion, and amortization	57	143	222	31	43	17	513
Income taxes	61	7	(43)	46	20	(5)	86
ATOI	156	21	(16)	133	59	(25)	328
Nine months ended September 30, 2015
Sales:
Third-party sales—unrelated party	$55	$2,636	$3	$3,974	$326	$746	$7,740
Third-party sales—related party	—	—	1	864	8	8	881
Intersegment sales	875	1,330	4,040	38	228	—	6,511

Total sales	$930	$3,966	$4,044	$4,876	$562	$754	$15,132

Profit and loss:
Equity (loss) income	$—	$(27)	$21	$(36)	$—	$(24)	$(66)
Depreciation, depletion, and amortization	73	155	234	31	46	18	557
Income taxes	71	187	(24)	35	55	21	345
ATOI	181	457	89	71	111	18	927

The operating results and assets of Alcoa Corporation’s six reportable segments are as follows:

	Bauxite	Alumina	Aluminum	Cast Products	Energy	Rolled Products	Total
2015
Sales:
Third-party sales	$71	$3,343	$13	$5,127	$416	$985	$9,955
Related party sales	—	—	1	1,059	10	8	1,078
Intersegment sales	1,160	1,687	5,092	46	297	18	8,300

Total sales	$1,231	$5,030	$5,106	$6,232	$723	$1,011	$19,333

Profit and loss:
Equity loss	—	(41)	(12)	—	—	(32)	(85)
Depreciation, depletion, and amortization	94	202	311	42	61	23	733
Income taxes (benefit)	103	191	(77)	49	69	26	361
ATOI	258	476	1	110	145	20	1,010
2014
Sales:
Third-party sales	41	3,413	21	6,069	682	1,008	11,234
Related party sales(1)	—	—	—	1,758	—	25	1,783
Intersegment sales(1)	1,106	1,941	6,221	262	663	—	10,193

Total sales	1,147	5,354	6,242	8,089	1,345	1,033	23,210

Profit and loss:
Equity loss	—	(29)	(34)	—	—	(27)	(90)
Depreciation, depletion, and amortization	120	201	365	47	68	24	825
Income taxes	*	*	*	*	*	27	*
ATOI	*	*	*	*	*	21	*
2013
Sales:
Third-party sales	90	3,237	—	6,174	299	1,040	10,840
Related party sales(1)	—	—	—	1,523	—	15	1,538
Intersegment sales(1)	1,032	2,235	6,433	287	655	—	10,642

Total sales	1,122	5,472	6,433	7,984	954	1,055	23,020

Profit and loss:
Equity loss	—	(4)	(51)	—	—	(13)	(68)
Depreciation, depletion, and amortization	131	289	373	67	65	24	949
Income taxes	*	*	*	*	*	30	*
ATOI	*	*	*	*	*	52	*
2015
Assets:
Capital expenditures	30	154	108	32	16	52	392
Equity investments	164	503	497	—	137	217	1,518
Goodwill	2	4	—	—	—	—	6
Total assets	1,443	4,721	5,612	578	1,218	637	14,209
2014
Assets:
Capital expenditures	55	188	109	19	35	22	428
Equity investments	122	547	705	0	185	227	1,786
Goodwill	3	5	—	—	—	—	8
Total assets	*	*	*	*	*	677	*

(1)	Amounts were estimated by Alcoa Corporation management in an effort to provide comparable revenue information for 2014 and 2013.

Schedule of Reconciliation of Certain Segment Information to Consolidated Totals

The following tables reconcile certain segment information to combined totals for Alcoa Corporation:

	2015	2014(2)	2013(2)
Sales:
Total segment sales	$19,333	$23,210	$23,020
Elimination of intersegment sales	(8,300)	(10,193)	(10,642)
Corporate and other	166	130	195

Combined sales	$11,199	$13,147	$12,573

Schedule of Segment ATOI to Combined Net Loss Attributable to Alcoa Corporation

The following table reconciles total segment ATOI to combined net loss attributable to Alcoa Corporation:

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Total segment ATOI	$139	$179	$328	$927
Unallocated amounts:
Impact of LIFO	5	25	32	68
Metal price lag	1	(14)	5	(26)
Interest expense	(67)	(69)	(197)	(208)
Noncontrolling interest (net of tax)	(20)	(61)	(58)	(188)
Corporate expense	(50)	(54)	(136)	(138)
Restructuring and other charges	(17)	(54)	(109)	(297)
Income taxes	(53)	(23)	(92)	35
Other	56	(53)	(34)	(210)

Combined net loss attributable to Alcoa Corporation	$(6)	$(124)	$(261)	$(37)

2015
Net (loss) income attributable to Alcoa Corporation:
Total segment ATOI(3)	$1,010
Unallocated amounts:
Impact of LIFO	107
Metal price lag	(30)
Interest expense	(270)
Non-controlling interest (net of tax)	(124)
Corporate expense	(180)
Restructuring and other charges	(983)
Income taxes	(41)
Other	(352)

Combined net loss attributable to Alcoa Corporation	$(863)

Schedule of Segment Reporting Information to Consolidated Assets

December 31,	2015
Assets:
Total segment assets(4)	$14,209
Elimination of intersegment receivables	(709)
Unallocated amounts:
Cash and cash equivalents	557
Deferred income taxes	589
Corporate goodwill	147
Corporate fixed assets, net	454
LIFO reserve	(172)
Fair value of derivative contracts	1,078
Other	260

Combined assets	16,413

Sales by Major Product Grouping

Sales by major product grouping were as follows:

	2015	2014	2013
Sales:
Alumina	3,343	3,413	3,237
Primary aluminum	6,200	7,848	7,697
Flat-rolled products	993	1,033	1,055
Other	663	853	584

	$11,199	$13,147	$12,573

Schedule of Geographic Information for Sales

Geographic information for sales was as follows (based upon the country where the point of sale occurred):

	2015	2014	2013
Sales:
United States(1)	$5,386	$6,096	$5,851
Spain(2)(3)	2,852	3,198	2,098
Australia	2,147	2,656	2,887
Brazil	562	1,025	897
Canada	132	18	—
Norway(2)	31	32	284
Netherlands(3)	—	—	482
Other	89	122	74

Total sales	$11,199	$13,147	$12,573

(1)	Sales of a portion of the alumina from Alcoa Corporation’s refineries in Suriname, Brazil, Australia, and Jamaica (prior to divestiture—see Note F) and most of the aluminum from Alcoa Corporation’s smelters in Canada occurred in the United States.
(2)	In 2015, 2014, and 2013, sales of the aluminum from Alcoa Corporation’s smelters in Norway and the off-take from the Saudi Arabia joint venture (see Note I) occurred in Spain.
(3)	In 2015 and 2014, sales of the aluminum from Alcoa Corporation’s smelter in Iceland occurred in Spain. In 2013, sales of the aluminum from Alcoa Corporation’s smelter in Iceland occurred in both Spain and the Netherlands.

Schedule of Geographic Information for Long-Lived Assets

Geographic information for long-lived assets was as follows (based upon the physical location of the assets):

December 31,	2015	2014
Long-lived assets:
Australia	$2,158	$2,519
Brazil	1,922	2,983
United States	1,963	2,133
Iceland	1,397	1,459
Canada	1,177	1,204
Norway	463	588
Spain	293	337
Other	17	103

Total long-lived assets	$9,390	$11,326

Historical [Member]
Schedule of Operating Results and Assets of Alcoa's Reportable Segments

The operating results and assets of Alcoa Corporation’s reportable segments under the historical presentation format were as follows:

	Alumina	Primary Metals	Rolled Products	Total
2015
Sales:
Sales to unrelated parties	$3,455	$5,667	$985	$10,107
Sales to related parties	—	1,070	8	1,078
Intersegment sales	1,687	532	—	2,219

Total sales	$5,142	$7,269	$993	$13,404

Profit and loss:
Equity loss	$(41)	$(12)	(32)	$(85)
Depreciation, depletion, and amortization	296	429	23	748
Income taxes	300	(20)	26	306
ATOI	746	136	20	902
2014
Sales:
Sales to unrelated parties	$3,509	$6,843	$1,008	$11,360
Sales to related parties	—	1,758	25	1,783
Intersegment sales	1,941	614	—	2,555

Total sales	$5,450	$9,215	$1,033	$15,698

Profit and loss:
Equity loss	$(29)	$(34)	(27)	$(90)
Depreciation, depletion, and amortization	387	494	24	905
Income taxes	153	214	27	394
ATOI	370	627	21	1,018
2013
Sales:
Sales to unrelated parties	$3,326	$6,668	$1,040	$11,034
Sales to related parties	—	1,523	15	1,538
Intersegment sales	2,235	610	—	2,845

Total sales	$5,561	$8,801	$1,055	$15,417

Profit and loss:
Equity loss	$(4)	$(51)	(13)	$(68)
Depreciation, depletion, and amortization	426	526	24	976
Income taxes	66	(81)	30	15
ATOI	259	(36)	52	275
2015
Assets:
Capital expenditures	$184	$156	52	$392
Equity investments	667	634	217	1,518
Goodwill	6	—	—	6
Total assets	6,165	7,134	637	13,936
2014
Assets:
Capital expenditures	$246	$176	22	$444
Equity investments	669	890	227	1,786
Goodwill	8	—	—	8
Total assets	7,350	9,246	677	17,273

Schedule of Reconciliation of Certain Segment Information to Consolidated Totals

The following tables reconcile certain historical segment information to combined totals for Alcoa Corporation:

	2015	2014	2013
Sales:
Total segment sales	$13,404	$15,698	$15,417
Elimination of intersegment sales	(2,219)	(2,555)	(2,845)
Corporate and other	14	4	1

Combined sales	$11,199	$13,147	$12,573

Schedule of Segment ATOI to Combined Net Loss Attributable to Alcoa Corporation

	2015	2014	2013
Net (loss) income attributable to Alcoa Corporation:
Total segment ATOI	$902	$1,018	$275
Unallocated amounts:
Impact of LIFO	107	4	19
Metal price lag	(30)	15	(5)
Interest expense	(270)	(309)	(305)
Non-controlling interest (net of tax)	(124)	91	(39)
Corporate expense	(180)	(208)	(204)
Impairment of goodwill	—	—	(1,731)
Restructuring and other charges	(983)	(863)	(712)
Income taxes	(96)	110	(108)
Other	(189)	(114)	(99)

Combined net loss attributable to Alcoa Corporation	$(863)	$(256)	$(2,909)

Schedule of Segment Reporting Information to Consolidated Assets

December 31,	2015	2014
Assets:
Total segment assets	$13,936	$17,273
Elimination of intersegment receivables	(306)	(471)
Unallocated amounts:
Cash and cash equivalents	557	266
Deferred income taxes	589	1,061
Corporate goodwill	147	153
Corporate fixed assets, net	454	544
LIFO reserve	(172)	(279)
Fair value of derivative contracts	1,078	16
Other	130	114

Combined assets	$16,413	$18,677